Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non current assets

	2021	2020
	£m	£m
Other receivables	45	35
Non-current tax assets	6	65
Prepayments	5	19
Accrued income¹	237	235
	293	354
1. Includes accrued income in relation to property sales to the St William joint venture.